Derivative Liabilities	12 Months Ended
Dec. 31, 2024
Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES

8. DERIVATIVE LIABILITIES

In accordance with the provisions of ASC 815, derivative liabilities are initially measured at fair value at the commitment date and subsequently remeasured at each reporting period, with any increase or decrease in the fair value recorded in the results of operations within other income/expense as the change in fair value of derivative liabilities.

As discussed in Notes 6 and 7 above, certain of the Company’s bridge shares, warrants and convertible notes (containing an embedded conversion feature) were previously accounted for as derivative liabilities. The bridge shares and related conversion features were derecognized upon conversion of the related debt obligations on the date of the IPO. In addition, certain of the Company’s common stock warrants were previously accounted for as derivative liabilities as there was an unknown exercise price and number of shares associated with each instrument. In connection with the IPO, the terms of these warrants became fixed, at which point the Company determined the warrants met all of the criteria for equity classification and reclassified the warrants to additional paid-in capital at their fair value on the IPO date.

As of December 31, 2024, derivative liabilities consist of the contingent milestone payment due to Knight upon a future sale of Arakoda™ or a Change of Control (See Note 7). The valuation of the contingent milestone payment includes significant inputs such as the timing and probability of discrete potential exit scenarios, forward interest rate curves, and discount rates based on implied and market yields.

In connection with the valuation of the Company’s derivative liabilities related to the 2023 Bridge Notes and warrants, the Company determined a fair value on the commitment date (May 8, 2023) of $954,725. As the fair value of the derivative liabilities exceeded the net proceeds received of $555,000, the Company recorded a debt discount at the maximum amount allowed (the face amount of the debt less the original issue discount and issuance costs) and recorded the excess as derivative expense.

Derivative expense recorded during the year ended December 31, 2023 is summarized as follows:

Commitment Date	May 8, 2023
Fair value of derivative liabilities	$954,725
Less: face amount of debt	(555,000)
Derivative expense	$399,725

A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows for the year ended December 31, 2024:

	Contingent Milestone Payment	Total
Derivative liabilities - December 31, 2023	$2,306,796	$2,306,796
Change in fair value	(1,665,966)	(1,665,966)
Derivative liabilities - December 31, 2024	$640,830	$640,830

A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows for the year ended December 31, 2023:

	Bridge Shares	Warrants	Convertible Notes Payable	Contingent Milestone Payment	Total
Derivative liabilities - December 31, 2022	$834,352	$578,164	$81,684	$-	$1,494,200
Change in fair value	13,798	(15,320)	(1,312)	-	(2,834)
Fair value - commitment date	680,276	274,449	-	-	954,725
Change in fair value prior to conversion or reclassification	(105,790)	1,455	(45,207)	-	(149,542)
Conversion of convertible promissory notes	(1,422,636)	-	(35,165)	-	(1,457,801)
Reclassification of warrants to equity	-	(838,748)	-	-	(838,748)
Recognition of contingent milestone liability	-	-	-	2,117,142	2,117,142
Change in fair value	-	-	-	189,654	189,654
Derivative liabilities - December 31, 2023	$-	$-	$-	$2,306,796	$2,306,796

Changes in the fair value of derivative liabilities are included in other income (expense) in the accompanying consolidated statements of operations and comprehensive loss. During the years ended December 31, 2024 and 2023, the Company recorded a net gain (loss) on the change in the fair of derivative liabilities of $1,665,966 and ($37,278), respectively.

Prior to the Company’s IPO, the fair value of the Company’s potential future issuances of common stock related to common stock issued with promissory notes, warrants and embedded conversion features in convertible promissory notes was established with an estimate using the Monte Carlo Simulation Model to compute fair value as of each reporting date. The Monte Carlo simulation requires the input of assumptions, including our stock price, the volatility of our stock price, remaining term in years, expected dividend yield, and risk-free rate. In addition, the valuation model considered the probability of the occurrence or nonoccurrence of an IPO within the terms of liability-classified financial instruments, as an IPO could potentially impact the settlement. The Company used the Monte Carlo Simulation Model to re-measure the liability-classified bridge shares, warrants and embedded conversion features in convertible promissory notes to their respective fair values at each subsequent reporting date prior to the IPO.